Income Taxes (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. NOL	$ 6,152,242	$ 12,501,988
Foreign NOL	5,365,437	5,765,422
Accrued payroll and expense	132,812	226,950
Nonqualified options	760,213	576,975
Provision for doubtful accounts	0	412,102
Impairment of licensed content	0	124,810
Others	30,040	31,120
Total deferred tax assets	12,440,744	19,639,367
Less: valuation allowance	$ (12,440,744)	$ (19,639,367)